UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [X][1]; Amendment Number: _2__
 This Amendment (Check only one.):  [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP
Address: 222 Berkeley Street, 16th Floor,
         Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer of Weiss Asset Management LP
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin             Boston, MA             August 14, 2012
----------------------------- --------------------- -------------------------
     [Signature]                  [City, State]                [Date]




[1]This amendment replaces the form 13F-HR filed on November 14, 2011 and Amendment Number 1 of the form 13F-HR/A filed on August 14, 2012 for the Quarter Ended September 30, 2011, which contained a typographical error and incorrectly classified one security.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total: $ 244,226
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279     Andrew Weiss
2   028-12910     BIP GP LLC

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                                                        FORM 13F INFORMATION TABLE
COLUMN 1                     COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
                                                         VALUE      SHR OR    SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED NONE
BARCLAYS BK PLC              IPMS INDIA ETN   06739F291      323        6,000 SH       SHARED-DEFINED      1,2     6,000
BMB MUNAI INC                COM              09656A105      862      769,309 SH       SHARED-DEFINED      1,2   769,309
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    4,901      421,026 SH       SHARED-DEFINED      1,2   421,026
HELIX BIOPHARMA CORP         COM              422910109      476      251,000 SH       SHARED-DEFINED      1,2   251,000
INFOSYS LTD                  SPONSORED ADR    456788108      633       12,397 SH       SHARED-DEFINED      1,2    12,397
ISHARES INC                  MSCI THAILAND    464286624    2,203       41,378 SH       SHARED-DEFINED      1,2    41,378
ISHARES INC                  MSCI SINGAPORE   464286673    1,105      100,459 SH       SHARED-DEFINED      1,2   100,459
ISHARES INC                  MSCI TAIWAN      464286731    1,015       85,907 SH       SHARED-DEFINED      1,2    85,907
ISHARES INC                  MSCI MALAYSIA    464286830    1,961      160,573 SH       SHARED-DEFINED      1,2   160,573
ISHARES TR                   FTSE CHINA25 IDX 464287184   14,923      484,044 SH       SHARED-DEFINED      1,2   484,044
ISHARES TR                   IBOXX INV CPBD   464287242      292        2,600 SH       SHARED-DEFINED      1,2     2,600
ISHARES TR                   HIGH YLD CORP    464288513    6,581       79,547 SH       SHARED-DEFINED      1,2    79,547
ISHARES TR                   US PFD STK IDX   464288687    5,438      152,700 SH       SHARED-DEFINED      1,2   152,700
MI DEVS INC                  COM              55304X104    6,039      227,441 SH       SHARED-DEFINED      1,2   227,441
MARKET VECTORS ETF TR        INDONESIA ETF    57060U753    7,039      278,239 SH       SHARED-DEFINED      1,2   278,239
MARKET VECTORS ETF TR        VIETNAM ETF      57060U761    2,119      122,816 SH       SHARED-DEFINED      1,2   122,816
MEDCATH CORP                 COM              58404W109   10,034      722,943 SH       SHARED-DEFINED      1,2   722,943
MYREXIS INC                  COM              62856H107       42       15,499 SH       SHARED-DEFINED      1,2    15,499
PATNI COMPUTER SYS           SPONS ADR        703248203      199       17,100 SH       SHARED-DEFINED      1,2    17,100
SHELTON GTR CHINA FD         SH BEN INT       823014105    2,551      430,894 SH       SHARED-DEFINED      1,2   430,894
SILICONWARE PRECISION INDS L SPONSD ADR SPL   827084864      695      145,362 SH       SHARED-DEFINED      1,2   145,362
SPDR S&P 500 ETF TR          TR UNIT          78462F103   18,107      160,000 SH  PUT  SHARED-DEFINED      1,2   160,000
SUNAMERICA FCSED ALPHA GRW F COM              867037103      418       23,776 SH       SHARED-DEFINED      1,2    23,776
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR    874039100   32,696    2,860,556 SH       SHARED-DEFINED      1,2 2,860,556
TATA COMMUNICATIONS LTD      SPONS ADR        876564105      202       27,500 SH       SHARED-DEFINED      1,2    27,500
UNITED MICROELECTRONICS CORP SPON ADR NEW     910873405    1,563      818,131 SH       SHARED-DEFINED      1,2   818,131
VALE CAP II                  GTD CV 6.75%12   91912F201    1,260      995,000 PRN      SHARED-DEFINED      1,2       N/A
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858  100,521    2,800,813 SH       SHARED-DEFINED      1,2 2,800,813
WISDOMTREE TRUST             INDIA ERNGS FD   97717W422   17,820      981,836 SH       SHARED-DEFINED      1,2   981,836
QIAO XING MOBILE COMM CO LTD SHS              G73031109      944      943,508 SH       SHARED-DEFINED      1,2   943,508
ELLOMAY CAPITAL LIMITED      SHS              M39927120    1,265      209,817 SH       SHARED-DEFINED      1,2   209,817
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